Investor A C Institutional and Class R [Member] Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BlackRock Low Duration Bond Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Investor A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.07%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.65%	[1],[2]
Investor C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.06%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.40%	[1],[2]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.06%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.40%	[1],[2]
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.22%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.90%	[1],[2]

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 69, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 69, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.65% (for Investor A Shares), 1.40% (for Investor C Shares), 0.40% (for Institutional Shares) and 0.90% (for Class R Shares) of average daily net assets through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.